JPMorgan Government Bond Fund Expense Example - R2 R3 R4 R6 Shares [Member] - JPMorgan Government Bond Fund	Feb. 28, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,431
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,099
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	812
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	$ 495